[Annotated Form N-Q]

UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-08238
MORGAN STANLEY INDIA INVESTMENT FUND, INC.
(Exact name of registrant as specified in charter)
1221 AVENUE OF THE AMERICAS 5th FLOOR NEW YORK, NY		10020
(Address of principal executive offices)		(Zip code)
RONALD E. ROBISON 1221 AVENUE OF THE AMERICAS 5th FLOOR NEW YORK, NY, 10020
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-800-221-6726

Date of fiscal year end:	12/31

Date of reporting period:	3/31/06

Item 1.  Schedule of Investments.

The Fund’s schedule of investment as of the close of the reporting period prepared pursuant to Rule 12-12 Regulation S-X is as follows:

Morgan Stanley India Investment Fund, Inc.

First Quarter Report

March 31, 2006 (unaudited)

Portfolio of Investments

			Value
		Shares	(000)
COMMON STOCKS (96.5%)
(Unless Otherwise Noted)
Airlines (0.6%)
Jet Airways India Ltd.		250,000	$5,520
Auto Components (2.1%)
Apollo Tyres Ltd.		1,875	12
Balkrishna Industries Ltd.		500,170	10,027
Patheja Forgings & Auto Ltd.	(a)(b)(f)	450,000	@—
Rico Auto Industries Ltd.	(b)(f)	5,600,000	10,193
			20,232
Automobiles (4.9%)
Hero Honda Motors Ltd.		1,279,832	25,610
Mahindra & Mahindra Ltd.		1,497,000	21,094
			46,704
Chemicals (1.4%)
Gujarat Fluorochemicals Ltd.		730,020	7,852
ICI (India) Ltd.		25,000	216
SRF Ltd.		694,000	5,175
			13,243
Commercial Banks (10.2%)
HDFC Bank Ltd.		1,424,269	24,781
HDFC Bank Ltd. ADR		135,300	7,374
ICICI Bank Ltd.		878,193	11,625
Punjab National Bank Ltd.	(b)	1,552,658	17,098
State Bank of India Ltd.	(b)	761,016	18,983
UTI Bank Ltd.		1,625,000	13,002
UTI Bank Ltd. GDR	(a)	450,000	3,600
			96,463
Communications Equipment (0.8%)
Geodesic Information Systems Ltd.	(b)(f)	1,732,000	7,750
Construction & Engineering (6.4%)
Gammon India Ltd.		1,850,395	22,527
Hindustan Construction Co., Ltd.	(b)	10,888,800	38,088
			60,615
Construction Materials (5.3%)
Associated Cement Co., Ltd.		1,405,000	24,697
Gujarat Ambuja Cements Ltd.		7,339,000	17,036
Gujarat Ambuja Cements Ltd. GDR		272,500	621
Shree Cement Ltd.		371,500	7,435
			49,789
Electric Utilities (1.8%)
National Thermal Power Corp., Ltd.		5,513,000	16,613
Electrical Equipment (17.2%)
ABB Ltd.		733,491	48,263
Bharat Heavy Electricals Ltd.		2,139,364	107,783
Emco Ltd. GDR		350,000	6,190
			162,236
Energy Equipment & Services (1.7%)
Aban Loyd Chiles Offshore Ltd.		651,135	16,094
Food Products (0.8%)
Tata Tea Ltd.		410,500	7,997
Gas Utilities (0.7%)
Indraprastha Gas Ltd.		1,961,020	6,414
Hotels, Restaurants & Leisure (2.8%)
Hotel Leela Venture Ltd.		2,287,293	17,818
Inox Leisure Ltd.	(a)	1,741,000	8,286
			26,104
Household Products (5.6%)
Hindustan Lever Ltd.		8,581,445	52,453
Industrial Conglomerates (7.0%)
Siemens India Ltd.		515,604	65,752
Information Technology Services (8.0%)
HCL Technologies Ltd.		1,431,295	21,042
Infosys Technologies Ltd.		488,900	32,755
Wipro Ltd.		1,427,182	17,950
Wipro Ltd. ADR		286,860	4,266
			76,013
Internet Software & Services (0.0%)
A & M Communications	(b)(f)	6,311	21
IndiaInfo.com PCL	(a)(b)(c)(f)	532,875	@—
			21
Media (0.5%)
New Delhi Television Ltd.		833,250	4,826
Multiline Retail (0.3%)
Pantaloon Retail India Ltd.		71,840	3,245

1

Oil, Gas & Consumable Fuels (1.1%)
Indian Oil Corp., Ltd.		765,000	10,046
Personal Products (1.2%)
Marico Ltd.		964,070	11,693
Pharmaceuticals (5.4%)
Aventis Pharma Ltd.		364,000	16,096
Cipla Ltd.		1,672,910	24,896
Glenmark Pharmaceuticals Ltd.		1,436,872	10,173
			51,165
Road & Rail (2.1%)
Container Corp. of India Ltd.		596,251	19,367
Software (0.5%)
SSI Ltd.	(a)(b)(f)	1,476,000	4,662
Textiles, Apparel & Luxury Goods (1.0%)
Himatsingka Seide Ltd.	(d)	2,515,722	9,385
Thrifts & Mortgage Finance (3.3%)
Housing Development Finance Corp., Ltd.		1,025,355	30,802
Tobacco (3.8%)
ITC Ltd.		8,218,000	36,039
TOTAL COMMON STOCKS
(Cost $417,164)			911,243

		Face
		Amount
		(000)
SHORT-TERM INVESTMENTS (3.6%)
Repurchase Agreement (3.1%)
J.P. Morgan Securities, Inc., 4.73%,
dated 3/31/06, due 4/3/06
repurchase price $29,965	(e)	$29,953		29,953
Sovereign (0.5%)
Indian Government Treasury Bill, Zero Coupon, 4/7/2006		INR	200,000	4,489
TOTAL SHORT-TERM INVESTMENTS
(Cost $34,474)		229,953		34,442
TOTAL INVESTMENTS+(100.1%) (Cost $451,638)				945,685
LIABILITIES IN EXCESS OF OTHER ASSETS (-0.1%)				(1,003)
NET ASSETS (100%)				$944,682

(a)	Non-income producing security.
(b)	Security was valued at fair value — At March 31, 2006, the Fund held $96,795,000 of fair valued securities, representing 10.2% of net assets.
(c)

Restricted security valued at fair value and not registered under the Securities Act of 1933. Acquired 1/23/03 and has a current cost basis of $2,347,000. At March 31, 2006, this security had an aggregate market value of $0, representing 0.0% of net assets.

(d)	144A Security - Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(e)

Represents the Fund’s undivided interest in a joint repurchase agreement which has a total value of $935,502,000. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Portfolio of Investments as follows: Federal Home Loan Mortgage Corp., 3.23% to 6.08%, due 4/1/19 to 2/1/37; Federal National Mortgage Association, Conventional Pools, 3.60% to 6.39%, due 5/1/28 to 4/1/44, which had a total value of $954,214,908. The investment in the repurchase agreement is through participation in a joint account with affiliated parties pursuant to exemptive relief received by the Fund from the SEC.

(f)	Security has been deemed illiquid — At March 31, 2006.
+

At March 31, 2006, the U.S. Federal income tax cost basis of investments was approximately $451,638,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was $494,047,000 of which $502,580,000 related to appreciated securities and $8,533,000 related to depreciated securities.

@	Face Amount/Value is less than $500.
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
INR	Indian Rupee

2

Foreign Currency Exchange Contracts Information:

The Fund had the following foreign currency exchange contract(s) open at period end:

Currency to Deliver (000)		Value (000)	Settlement Date	In Exchange For (000)		Value (000)	Net Unrealized Appreciation (Depreciation) (000)
USD	244	$244	4/3/06	INR	10,896	$245	$1
USD	834	834	4/3/06	INR	37,212	836	2
USD	18	18	4/3/06	INR	821	18	@—
		$1,096				$1,099	$3

USD	- United States Dollar

3

Item 2.  Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3.  Exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Morgan Stanley India Investment Fund, Inc.
By:	/s/ Ronald E. Robison
Name:	Ronald E. Robison
Title:	Principal Executive Officer
Date:	May 18, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Ronald E. Robison
Name:	Ronald E. Robison
Title:	Principal Executive Officer
Date:	May 18, 2006

By:	/s/ James Garrett
Name:	James Garrett
Title:	Principal Financial Officer
Date:	May 18, 2006